Provisions for Expected Credit Losses	12 Months Ended
Dec. 31, 2021
Disclosure Of Provision For Loan Losses [Abstract]
Provisions for Expected Credit Losses
34.	Provisions for Expected Credit Losses:

The changes in provisions for expected credit losses during 2019, 2020 and 2021 are the following:

	Loans and	Loans to customers as of December 31, 2019				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	(17,143)	—	—	(17,143)	(3,468)	—	(20,611)
Group provisions	—	(64,492)	(17,168)	(278,252)	(359,912)	—	(2,707)	(362,619)
Provisions established net	—	(81,635)	(17,168)	(278,252)	(377,055)	(3,468)	(2,707)	(383,230)

Provisions released:
Individual provisions	902	—	—	—	—	—	2,752	3,654
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	902	—	—	—	—	—	2,752	3,654

Recovery of written-off assets	—	12,253	5,114	30,608	47,975	—	—	47,975

Provisions net allowances for credit risk	902	(69,382)	(12,054)	(247,644)	(329,080)	(3,468)	45	(331,601)

	Loans and	Loans to customers as of December 31, 2020				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(348)	(207,611)	—	—	(207,611)	—	(18,084)	(226,043)
Group provisions	—	(88,278)	(4,607)	(219,463)	(312,348)	—	(55,126)	(367,474)
Provisions established net	(348)	(295,889)	(4,607)	(219,463)	(519,959)	—	(73,210)	(593,517)

Provisions released:
Individual provisions	—	—	—	—	—	4,652	—	4,652
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	—	—	—	—	—	4,652	—	4,652

Recovery of written-off assets	—	8,599	3,377	29,783	41,759	—	—	41,759

Provisions net allowances for credit risk	(348)	(287,290)	(1,230)	(189,680)	(478,200)	4,652	(73,210)	(547,106)

	Loans and	Loans to customers as of December 31, 2021				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	—	—	—	—	(1,001)	—	(1,001)
Group provisions	—	(32,551)	(15,046)	(141,978)	(189,575)	—	(3,874)	(193,449)
Provisions established net	—	(32,551)	(15,046)	(141,978)	(189,575)	(1,001)	(3,874)	(194,450)

Provisions released:
Individual provisions	377	95,488	—	—	95,488	—	9,006	104,871
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	377	95,488	—	—	95,488	—	9,006	104,871

Recovery of written-off assets	—	15,480	7,922	47,005	70,407	—	—	70,407

Provisions net allowances for credit risk	377	78,417	(7,124)	(94,973)	(23,680)	(1,001)	5,132	(19,172)